Financial Assets and Liabilities at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Financial Assets and Liabilities at Fair Value through Profit or Loss

	December 31, 2019	December 31, 2020
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets

Mandatorily measured at FVTPL
Forward exchange contracts	$162.1	$2,259.4
Convertible bonds	123.8	—
Agency mortgage-backed securities	40.9	—

	$326.8	$2,259.4

Financial liabilities

Held for trading
Forward exchange contracts	$982.3	$94.1

Forward exchange contracts [member]
Statement [LineItems]
Outstanding Derivative Contracts for which Hedge Accounting Treatment is not Applied
Outstanding forward exchange contracts consisted of the following:

	Maturity Date	Contract Amount (In Millions)
December 31, 2019

Sell NT$	January 2020 to June 2020	NT$108,428.0
Sell JPY	January 2020 to February 2020	JPY57,471.6
Sell US$	January 2020 to March 2020	US$529.2

December 31, 2020

Sell NT$	January 2021 to March 2021	NT$144,698.0
Sell US$	January 2021 to March 2021	US$1,176.9